Notes to the cash flow statements	12 Months Ended
Sep. 30, 2019
Notes to the cash flow statements
Notes to the cash flow statements

Note 37. Notes to the cash flow statements[1]

Accounting policy

Cash and balances with central banks include cash held at branches and in ATMs, balances with overseas banks in their local currency and balances with central banks including accounts with the RBA and accounts with overseas central banks.

Reconciliation of net cash provided by/(used in) operating activities to net profit for the year is set out below:

	Consolidated			Parent Entity
$m	2019	2018	2017	2019	2018
Net profit for the year	6,790	8,099	7,997	7,121	8,144
Adjustments:
Depreciation, amortisation and impairment	1,079	1,144	1,269	1,082	952
Impairment charges	966	889	1,021	893	820
Net (decrease)/increase in current and deferred tax	(541)	(96)	(34)	(804)	(598)
(Increase)/decrease in accrued interest receivable	132	(83)	(75)	98	(74)
(Decrease)/increase in accrued interest payable	(341)	241	148	(321)	217
(Decrease)/increase in provisions	1,143	289	219	1,214	294
Other non-cash items	(832)	332	(419)	(329)	420
Cash flows from operating activities before changes in operating assets and liabilities	8,396	10,815	10,126	8,954	10,175
Net (increase)/decrease in derivative financial instruments	7,605	8,584	(5,042)	6,581	8,263
Net (increase)/decrease in life insurance assets and liabilities	(134)	(230)	219	—	-
(Increase)/decrease in other operating assets:
Collateral paid	(847)	969	2,320	(755)	662
Trading securities and other financial assets measured at fair value	(7,629)	3,492	(4,729)	(7,358)	2,815
Loans	(4,188)	(24,740)	(26,815)	(3,312)	(23,661)
Other financial assets	336	859	466	324	502
Other assets	(13)	10	67	(41)	33
(Decrease)/increase in other operating liabilities:
Collateral received	1,007	(295)	739	1,004	(606)
Deposits and other borrowings	1,113	23,928	23,062	963	20,783
Other financial liabilities	1,463	(3,632)	2,506	1,555	(3,742)
Other liabilities	(5)	10	(82)	(24)	17
Net cash provided by/(used in) operating activities	7,104	19,770	2,837	7,891	15,241

1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet. Comparatives have been restated. Refer to Note 1 for further detail.

Details of the assets and liabilities over which control ceased

Details of the entities over which control ceased are provided in Note 31.

	Consolidated			Parent Entity
$m	2019	2018	2017	2019	2018
Assets:
Cash and balances with central banks	3	10	—	—	—
Trading securities and financial assets measured at fair value	3	—	—	—	—
Property and equipment	—	2	—	—	—
Deferred tax assets	—	4	—	—	—
Intangible assets	—	15	—	—	—
Other financial assets	3	5	—	—	—
Total assets	9	36	—	—	—
Liabilities:
Provisions	—	2	—	—	—
Other liabilities	—	3	—	—	—
Total liabilities	—	5	—	—	—
Total equity attributable to owners of Westpac Banking Corporation	9	31	—	—	—
Cash proceeds (net of transaction costs)	2	19	—	—	—
Total consideration	2	19	—	—	—
Reserves recycled to income statement	10	3	—	—	—
Gain/(loss) on disposal	3	(9)	—	—	—
Reconciliation of cash proceeds from disposal
Cash proceeds received (net of transaction costs)	2	19	—	—	—
Less: Cash deconsolidated	(3)	(10)	—	—	—
Cash consideration (paid)/received (net of transaction costs and cash held)	(1)	9	—	—	—

Non-cash financing activities

	Consolidated			Parent Entity
$m	2019	2018	2017	2019	2018
Shares issued under the dividend reinvestment plan	1,489	631	1,452	1,489	631
Shares issued from the conversion of Westpac CPS	—	566	—	—	566

On 13 March 2018, $623 million of CPS were transferred to the Westpac CPS nominated party for $100 each pursuant to the Westpac Capital Notes 5 reinvestment offer. Those CPS were subsequently bought back and cancelled by Westpac. On 3 April 2018, the remaining $566 million of CPS were transferred to the Westpac CPS nominated party for $100 each. Following the transfer, those remaining CPS were converted into 19,189,765 ordinary shares.

Restricted cash

Certain of our foreign operations are required to maintain reserves or minimum balances with central banks in their respective countries of operation, totalling $330 million (2018: $357 million) for the Group and $224 million (2018: $250 million) for the Parent Entity which are included in cash and balances with central banks.